Expense Example {- Fidelity Mid-Cap Stock K6 Fund} - 04.30 Fidelity Mid-Cap Stock K6 Fund PRO-04 - Fidelity Mid-Cap Stock K6 Fund - Fidelity Mid-Cap Stock K6 Fund	Jun. 29, 2022 USD ($)
Expense Example:
1 year	$ 53
3 years	167
5 years	291
10 years	$ 653